Expense Example - Service - BlackRock Pennsylvania Municipal Bond Fund - Service	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	$ 1,385